Income Taxes (Tax effects of temporary differences, give rise to deferred tax assets and liabilities) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2012 CNY (¥)
Deferred tax assets - current:
Provision of allowance for doubtful accounts	¥ 13,229	$ 2,042	¥ 5,038
Accrued payroll and expenses and others	22,734	3,510	19,527
Total current deferred tax assets	35,963	5,552	24,565
Deferred tax assets - non-current:
Net operating loss carryforward	4,676	722	7,101
Less: valuation allowance	(4,676)	(722)	(7,101)	$ (1,096)	¥ (5,569)	¥ (1,743)
Total non-current deferred tax assets, net	0	0	0
Deferred tax liabilities - non-current:
Equity investments acquired in disposition of subsidiaries	1,312	203	¥ 1,312
Net operating loss carryforward	18,700	$ 2,900
Net operating tax loss carryforward, expire in 2016	0
Net operating tax loss carryforward, expire in 2017	3,600
Net operating tax loss carryforward, expire in 2018	1,400
Net operating tax loss carryforward, expire in 2019	5,200
Net operating tax loss carryforward, expire in 2020	¥ 8,500